Investment Risks	Apr. 20, 2026
Janus Henderson Aggressive Equity Linked Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value (“NAV”) may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Janus Henderson Aggressive Equity Linked Income ETF | ELN Risk
Prospectus [Line Items]
Risk [Text Block]

ELN Risk. ELNs are structured notes issued by counterparties which may be financial institutions like large commercial banks, broker-dealers or their affiliates. The Fund pays the principal value of the ELN to the issuer. Investing in ELNs may be more costly to the Fund than if the Fund had invested in their underlying reference assets directly. Because of their complexity, ELNs expose the Fund to the risk of improper valuation and mispricing. Because of the structure and terms of ELNs, the Fund may not benefit fully from an increase in the value of the underlying reference assets and the price of an ELN and the underlying reference assets may be imperfectly correlated. ELNs may be subject to liquidity risk and valuation risk because the secondary market for ELNs may be limited, which may cause the value of the ELNs to decline and can make the ELNs difficult to price or sell. ELNs are subject to credit risk.

Janus Henderson Aggressive Equity Linked Income ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or assets. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.

●

Swap Agreement Risk. The Fund may use swap agreements to implement its investment strategy. Swap agreements are generally traded in over-the-counter (“OTC”) markets. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund could suffer significant losses on these contracts, the value of an investor’s investment in the Fund may decline, and the Fund may be temporarily limited or disrupted in its ability to implement its investment strategy. The Fund’s counterparty risk may be substantial and will increase as the Fund’s use of OTC swap agreements increases as a percentage of the Fund’s portfolio. OTC swap agreements of the type that may be used by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements are also subject to the risk of imperfect correlation between the value of the underlying reference asset and the swap agreement. Leverage inherent in swap agreements will tend to magnify the Fund’s gains and losses.

●	Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or settle for cash in an amount based on an underlying reference asset (e.g., an instrument, interest rate, or index) at a specified price (the exercise price”) during a period of time or on a specified date. There may at times be an imperfect correlation between the movement in values of options and their underlying securities, causing a given transaction to not achieve its intended objective. If a put or call option purchased by the Fund were permitted to expire, its premium payment will represent a loss to the Fund. There is no assurance that a liquid market will exist for any particular option contract at any particular time. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. To the extent the Fund utilizes options on indices, these options may, depending on circumstances, involve greater risks.

Janus Henderson Aggressive Equity Linked Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk is the risk that issuer or other obligated party (associated with the Fund’s investments in Equity Linked Instruments) may be unable or unwilling to make Coupon Payments when due, and may negatively impact the Fund’s net asset value. In addition, the value of such investments may decline because of concerns about the issuer’s ability or unwillingness to make such payments. While the Fund will review the credit rating of issuers to assess such issuer’s overall creditworthiness, any such rating will not provide an assessment of a specific financial obligation of the issuer, such as an Equity Linked Instrument.

Janus Henderson Aggressive Equity Linked Income ETF | Reference Asset Risk
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Risk. If the prices of a reference asset move adversely, the Fund may realize losses to part or all of its principal investments in Equity Linked Instruments and the Fund may be unable to generate monthly income. Returns of a reference asset can be highly volatile. Investors should be able to tolerate significant fluctuations.

Janus Henderson Aggressive Equity Linked Income ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. An Equity Linked Instrument may be difficult or impossible to sell at the time that portfolio management would like or at the price that portfolio management believes the Equity Linked Instrument is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In usual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

Janus Henderson Aggressive Equity Linked Income ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Janus Henderson Aggressive Equity Linked Income ETF | Barrier Risk
Prospectus [Line Items]
Risk [Text Block]

Barrier Risk. The Coupon and Maturity Barrier Levels of an Autocallable Instrument set forth the threshold amount of loss the underlying reference asset(s) (e.g., the applicable equity index, equity security, or worst performing equity index) could experience before the Fund would forfeit, respectively, Coupon Payments and/or a portion or all of the initial notional amount invested in such Autocallable Instrument. If the Coupon Barrier Level is exceeded on an Observation Date, the Fund will forfeit the Coupon Payment for such period. Accordingly, it is possible that the Fund may not receive any Coupon Payments by an Autocallable Instrument. If the Maturity Barrier Level is exceeded on the Maturity Date, the Fund will forfeit the percentage of the initial notional amount it invested in the Autocallable Instrument that is equal to the entire amount of loss that the underlying reference asset experienced since the start of the term of the Autocallable Instrument (as set by its initial value), and not just the percentage amount below the Barrier Level. It is possible that the Fund could forfeit the entire initial notional amount of its investment, in addition to some or all of the Coupon Payments. Accordingly, it is also possible that the Fund may lose its entire investment in Equity Linked Instruments notwithstanding the downside protection intended to be provided by the Equity Linked Instrument and the risk mitigation intended to be provided by a laddered portfolio.

Janus Henderson Aggressive Equity Linked Income ETF | Call Risk
Prospectus [Line Items]
Risk [Text Block]

Call Risk. Equity Linked Instruments with call features may be redeemed, or “called,” before their stated Maturity Date if a predetermined threshold is exceeded on a given Observation Date. In this event, the Fund will forego all future Coupon Payments. If an instrument is called prior to its Maturity Date, the Fund’s income may decrease if the Fund must reinvest the proceeds into an Equity Linked Instrument with a lower Coupon Rate. Further, in the event an Equity Linked Instrument is called, there is no guarantee that the Fund will be able to invest in a new Equity Linked Instrument or that such new instrument will have similar terms.

Janus Henderson Aggressive Equity Linked Income ETF | Autocallable Instruments Payoff Structure Risk
Prospectus [Line Items]
Risk [Text Block]

Autocallable Instruments Payoff Structure Risk. Autocallable Instruments do not guarantee a return of principal and limit the positive investment return that can be achieved due to the automatic call feature that is triggered when the reference asset’s performance exceeds the initial value. The Fund does not participate in any upside gain of the reference asset if the autocall feature is triggered. If the autocall feature is triggered, the Fund would also forego any remaining Coupon Payments and may be unable to invest in another Autocallable Instrument with a similar level of risk and comparable coupon rate. A high coupon rate is generally understood to provide the Fund, as an investor in Autocallable Instrument, additional compensation for holding a security with a greater potential exposure to negative risk events when compared to other fixed income investments such as U.S. Government Securities. However, coupon rates alone do not determine the risk of the Autocallable Instrument. Because the Autocallable Instruments do not participate in any upside performance of the reference asset, the Fund’s positive returns are limited to the Coupon Payments. If the autocall feature is triggered, the Fund will forego future Coupon Payments, any positive returns may be limited, and the Fund may lose a portion or all of its investment in the Autocallable Instruments. Further, the Fund may be unable to invest the proceeds in a subsequent Autocallable Instrument or one with similar terms, and therefore the Fund may not achieve its investment objective.

Janus Henderson Aggressive Equity Linked Income ETF | Stability Instruments Payoff Structure Risk
Prospectus [Line Items]
Risk [Text Block]

Stability Instruments Payoff Structure Risk. Stability Instruments do not guarantee a return of principal at risk and the Fund may receive back less than the amount it invested. The Fund does not participate in any upside gain of the reference asset. Stability Instruments may be subject to early redemption in the event of a Stability Disruption Event. In such circumstances, the Stability Instruments may be redeemed prior to the Maturity Date for substantially less than their original purchase price. A high coupon rate is generally understood to provide the Fund, as an investor in Stability Instrument, additional compensation for holding a security with a greater potential exposure to negative risk events when compared to other fixed income investments such as U.S. Government Securities. However, coupon rates alone do not determine the risk of the Stability Instrument. A Stability Instrument will not maintain a stable value.

Janus Henderson Aggressive Equity Linked Income ETF | Leverage Factor Risk
Prospectus [Line Items]
Risk [Text Block]
●

Leverage Factor Risk. The occurrence of a Stability Disruption Event will incur leveraged capital losses which amount might be determined prior to the Final Valuation Date. The Leverage Factor applied in the calculation of the Stability Disruption Event Redemption Amount magnifies the losses suffered by the Fund, especially if the reference asset experiences a sharp decline in value as compared to the prior trading day.

Janus Henderson Aggressive Equity Linked Income ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Fund transactions involving a counterparty are subject to counterparty risk, which is the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of forwards, swaps, futures, and options), autocallable instruments, and stability instruments. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Janus Henderson Aggressive Equity Linked Income ETF | Distribution Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Distribution Tax Risk. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Substantial uncertainties exist related to the calculation of income from the Equity Linked Instruments. The Fund intends to calculate the income from the contacts using the IRS rules for notional principal contracts. However, the application of such rules to the Equity Linked Instruments may be subject to challenge or varying interpretation. If the Fund is incorrect in its calculation of income, the Fund may be required to make an extraordinary distribution to distribute prior undistributed income or recharacterize prior distributions.

Janus Henderson Aggressive Equity Linked Income ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.

Janus Henderson Aggressive Equity Linked Income ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets and, in turn, negatively affect the value of the Fund’s investment. Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Janus Henderson Aggressive Equity Linked Income ETF | Issuer Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments. The Fund’s policy of concentrating its portfolio on a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Janus Henderson Aggressive Equity Linked Income ETF | Rule 144A Securities and Other Exempt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A under the Securities Act of 1933 (the “Securities Act”) and other securities exempt from certain registration requirements, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.

Janus Henderson Aggressive Equity Linked Income ETF | Short Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may enter into a derivatives transaction to obtain short investment exposure to the underlying reference asset. If the value of the underlying reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.

Janus Henderson Aggressive Equity Linked Income ETF | Portfolio Management Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Janus Henderson Aggressive Equity Linked Income ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Janus Henderson Aggressive Equity Linked Income ETF | New/Smaller Sized Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Janus Henderson Aggressive Equity Linked Income ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code. The federal income tax treatment of the securities in which the Fund may invest, including the Fund’s usage of Autocallable Instruments, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear and may have adverse tax consequences, including but not limited to the Fund losing its status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

Janus Henderson Aggressive Equity Linked Income ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an exchange-traded fund (“ETF”), and, as a result of the Fund utilizing an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs may engage in creation or redemption transactions directly with the Fund and they have no obligation to submit creation or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to the net asset value (“NAV”) and possibly face delisting from Cboe BZX Exchange, Inc. (the “Exchange”): (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in the Fund may not be advisable for investors who anticipate regularly making small investments.

●

Shares Trade at Prices Other Than NAV. As with all ETFs, the Fund’s shares are bought and sold on the Exchange at market prices. There may be times when the market price of the Fund’s shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for the Fund’s shares. This risk is heightened during periods of steep market declines and/or periods when there is limited trading activity for the Fund’s shares on the Exchange.

●

Trading. There can be no assurance that the Fund’s shares will trade with any volume, or at all, on the Exchange. There can be no assurance that an active trading market for Fund shares will develop or be maintained. Furthermore, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly resulting in the Fund’s shares trading at a substantial discount to NAV. Flash crashes may also cause APs and other market makers to limit or cease trading in the Fund’s shares.

In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Shareholders could suffer significant losses to the extent that they sell shares during a flash crash or when the Exchange’s circuit breaker rules are in effect.

Janus Henderson Aggressive Equity Linked Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Janus Henderson Aggressive Equity Linked Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Aggressive Equity Linked Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This gives the Fund’s portfolio management more flexibility to hold larger positions in securities than a fund that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Janus Henderson Moderate Equity Linked Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value (“NAV”) may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Janus Henderson Moderate Equity Linked Income ETF | ELN Risk
Prospectus [Line Items]
Risk [Text Block]

ELN Risk. ELNs are structured notes issued by counterparties which may be financial institutions like large commercial banks, broker-dealers or their affiliates. The Fund pays the principal value of the ELN to the issuer. Investing in ELNs may be more costly to the Fund than if the Fund had invested in their underlying reference assets directly. Because of their complexity, ELNs expose the Fund to the risk of improper valuation and mispricing. Because of the structure and terms of ELNs, the Fund may not benefit fully from an increase in the value of the underlying reference assets and the price of an ELN and the underlying reference assets may be imperfectly correlated. ELNs may be subject to liquidity risk and valuation risk because the secondary market for ELNs may be limited, which may cause the value of the ELNs to decline and can make the ELNs difficult to price or sell. ELNs are subject to credit risk.

Janus Henderson Moderate Equity Linked Income ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or assets. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.

●

Swap Agreement Risk. The Fund may use swap agreements to implement its investment strategy. Swap agreements are generally traded in over-the-counter (“OTC”) markets. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund could suffer significant losses on these contracts, the value of an investor’s investment in the Fund may decline, and the Fund may be temporarily limited or disrupted in its ability to implement its investment strategy. The Fund’s counterparty risk may be substantial and will increase as the Fund’s use of OTC swap agreements increases as a percentage of the Fund’s portfolio. OTC swap agreements of the type that may be used by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements are also subject to the risk of imperfect correlation between the value of the underlying reference asset and the swap agreement. Leverage inherent in swap agreements will tend to magnify the Fund’s gains and losses.

●	Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or settle for cash in an amount based on an underlying reference asset (e.g., an instrument, interest rate, or index) at a specified price (the exercise price”) during a period of time or on a specified date. There may at times be an imperfect correlation between the movement in values of options and their underlying securities, causing a given transaction to not achieve its intended objective. If a put or call option purchased by the Fund were permitted to expire, its premium payment will represent a loss to the Fund. There is no assurance that a liquid market will exist for any particular option contract at any particular time. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. To the extent the Fund utilizes options on indices, these options may, depending on circumstances, involve greater risks.

Janus Henderson Moderate Equity Linked Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk is the risk that issuer or other obligated party (associated with the Fund’s investments in Equity Linked Instruments) may be unable or unwilling to make Coupon Payments when due, and may negatively impact the Fund’s net asset value. In addition, the value of such investments may decline because of concerns about the issuer’s ability or unwillingness to make such payments. While the Fund will review the credit rating of issuers to assess such issuer’s overall creditworthiness, any such rating will not provide an assessment of a specific financial obligation of the issuer, such as an Equity Linked Instrument.

Janus Henderson Moderate Equity Linked Income ETF | Reference Asset Risk
Prospectus [Line Items]
Risk [Text Block]

Reference Asset Risk. If the prices of a reference asset move adversely, the Fund may realize losses to part or all of its principal investments in Equity Linked Instruments and the Fund may be unable to generate monthly income. Returns of a reference asset can be highly volatile. Investors should be able to tolerate significant fluctuations.

Janus Henderson Moderate Equity Linked Income ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. An Equity Linked Instrument may be difficult or impossible to sell at the time that portfolio management would like or at the price that portfolio management believes the Equity Linked Instrument is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In usual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

Janus Henderson Moderate Equity Linked Income ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Janus Henderson Moderate Equity Linked Income ETF | Barrier Risk
Prospectus [Line Items]
Risk [Text Block]

Barrier Risk. The Coupon and Maturity Barrier Levels of an Autocallable Instrument set forth the threshold amount of loss the underlying reference asset(s) (e.g., the applicable equity index, equity security, or worst performing equity index) could experience before the Fund would forfeit, respectively, Coupon Payments and/or a portion or all of the initial notional amount invested in such Autocallable Instrument. If the Coupon Barrier Level is exceeded on an Observation Date, the Fund will forfeit the Coupon Payment for such period. Accordingly, it is possible that the Fund may not receive any Coupon Payments by an Autocallable Instrument. If the Maturity Barrier Level is exceeded on the Maturity Date, the Fund will forfeit the percentage of the initial notional amount it invested in the Autocallable Instrument that is equal to the entire amount of loss that the underlying reference asset experienced since the start of the term of the Autocallable Instrument (as set by its initial value), and not just the percentage amount below the Barrier Level. It is possible that the Fund could forfeit the entire initial notional amount of its investment, in addition to some or all of the Coupon Payments. Accordingly, it is also possible that the Fund may lose its entire investment in Equity Linked Instruments notwithstanding the downside protection intended to be provided by the Equity Linked Instrument and the risk mitigation intended to be provided by a laddered portfolio.

Janus Henderson Moderate Equity Linked Income ETF | Call Risk
Prospectus [Line Items]
Risk [Text Block]

Call Risk. Equity Linked Instruments with call features may be redeemed, or “called,” before their stated Maturity Date if a predetermined threshold is exceeded on a given Observation Date. In this event, the Fund will forego all future Coupon Payments. If an instrument is called prior to its Maturity Date, the Fund’s income may decrease if the Fund must reinvest the proceeds into an Equity Linked Instrument with a lower Coupon Rate. Further, in the event an Equity Linked Instrument is called, there is no guarantee that the Fund will be able to invest in a new Equity Linked Instrument or that such new instrument will have similar terms.

Janus Henderson Moderate Equity Linked Income ETF | Autocallable Instruments Payoff Structure Risk
Prospectus [Line Items]
Risk [Text Block]

Autocallable Instruments Payoff Structure Risk. Autocallable Instruments do not guarantee a return of principal and limit the positive investment return that can be achieved due to the automatic call feature that is triggered when the reference asset’s performance exceeds the initial value. The Fund does not participate in any upside gain of the reference asset if the autocall feature is triggered. If the autocall feature is triggered, the Fund would also forego any remaining Coupon Payments and may be unable to invest in another Autocallable Instrument with a similar level of risk and comparable coupon rate. A high coupon rate is generally understood to provide the Fund, as an investor in Autocallable Instrument, additional compensation for holding a security with a greater potential exposure to negative risk events when compared to other fixed income investments such as U.S. Government Securities. However, coupon rates alone do not determine the risk of the Autocallable Instrument. Because the Autocallable Instruments do not participate in any upside performance of the reference asset, the Fund’s positive returns are limited to the Coupon Payments. If the autocall feature is triggered, the Fund will forego future Coupon Payments, any positive returns may be limited, and the Fund may lose a portion or all of its investment in the Autocallable Instruments. Further, the Fund may be unable to invest the proceeds in a subsequent Autocallable Instrument or one with similar terms, and therefore the Fund may not achieve its investment objective.

Janus Henderson Moderate Equity Linked Income ETF | Stability Instruments Payoff Structure Risk
Prospectus [Line Items]
Risk [Text Block]

Stability Instruments Payoff Structure Risk. Stability Instruments do not guarantee a return of principal at risk and the Fund may receive back less than the amount it invested. The Fund does not participate in any upside gain of the reference asset. Stability Instruments may be subject to early redemption in the event of a Stability Disruption Event. In such circumstances, the Stability Instruments may be redeemed prior to the Maturity Date for substantially less than their original purchase price. A high coupon rate is generally understood to provide the Fund, as an investor in Stability Instrument, additional compensation for holding a security with a greater potential exposure to negative risk events when compared to other fixed income investments such as U.S. Government Securities. However, coupon rates alone do not determine the risk of the Stability Instrument. A Stability Instrument will not maintain a stable value.

Janus Henderson Moderate Equity Linked Income ETF | Leverage Factor Risk
Prospectus [Line Items]
Risk [Text Block]
●

Leverage Factor Risk. The occurrence of a Stability Disruption Event will incur leveraged capital losses which amount might be determined prior to the Final Valuation Date. The Leverage Factor applied in the calculation of the Stability Disruption Event Redemption Amount magnifies the losses suffered by the Fund, especially if the reference asset experiences a sharp decline in value as compared to the prior trading day.

Janus Henderson Moderate Equity Linked Income ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Fund transactions involving a counterparty are subject to counterparty risk, which is the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of forwards, swaps, futures, and options), autocallable instruments, and stability instruments. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Janus Henderson Moderate Equity Linked Income ETF | Distribution Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Distribution Tax Risk. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Substantial uncertainties exist related to the calculation of income from the Equity Linked Instruments. The Fund intends to calculate the income from the contacts using the IRS rules for notional principal contracts. However, the application of such rules to the Equity Linked Instruments may be subject to challenge or varying interpretation. If the Fund is incorrect in its calculation of income, the Fund may be required to make an extraordinary distribution to distribute prior undistributed income or recharacterize prior distributions.

Janus Henderson Moderate Equity Linked Income ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.

Janus Henderson Moderate Equity Linked Income ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets and, in turn, negatively affect the value of the Fund’s investment. Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Janus Henderson Moderate Equity Linked Income ETF | Issuer Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments. The Fund’s policy of concentrating its portfolio on a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Janus Henderson Moderate Equity Linked Income ETF | Rule 144A Securities and Other Exempt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A under the Securities Act of 1933 (the “Securities Act”) and other securities exempt from certain registration requirements, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.

Janus Henderson Moderate Equity Linked Income ETF | Short Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may enter into a derivatives transaction to obtain short investment exposure to the underlying reference asset. If the value of the underlying reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.

Janus Henderson Moderate Equity Linked Income ETF | Portfolio Management Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Janus Henderson Moderate Equity Linked Income ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Janus Henderson Moderate Equity Linked Income ETF | New/Smaller Sized Fund Risk
Prospectus [Line Items]
Risk [Text Block]

New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Janus Henderson Moderate Equity Linked Income ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code. The federal income tax treatment of the securities in which the Fund may invest, including the Fund’s usage of Autocallable Instruments, may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear and may have adverse tax consequences, including but not limited to the Fund losing its status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

Janus Henderson Moderate Equity Linked Income ETF | ETF Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The Fund is an exchange-traded fund (“ETF”), and, as a result of the Fund utilizing an ETF’s structure, it is exposed to the following risks:

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs may engage in creation or redemption transactions directly with the Fund and they have no obligation to submit creation or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to the net asset value (“NAV”) and possibly face delisting from Cboe BZX Exchange, Inc. (the “Exchange”): (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in the Fund may not be advisable for investors who anticipate regularly making small investments.

●

Shares Trade at Prices Other Than NAV. As with all ETFs, the Fund’s shares are bought and sold on the Exchange at market prices. There may be times when the market price of the Fund’s shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for the Fund’s shares. This risk is heightened during periods of steep market declines and/or periods when there is limited trading activity for the Fund’s shares on the Exchange.

●

Trading. There can be no assurance that the Fund’s shares will trade with any volume, or at all, on the Exchange. There can be no assurance that an active trading market for Fund shares will develop or be maintained. Furthermore, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly resulting in the Fund’s shares trading at a substantial discount to NAV. Flash crashes may also cause APs and other market makers to limit or cease trading in the Fund’s shares.

In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Shareholders could suffer significant losses to the extent that they sell shares during a flash crash or when the Exchange’s circuit breaker rules are in effect.

Janus Henderson Moderate Equity Linked Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Janus Henderson Moderate Equity Linked Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Moderate Equity Linked Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This gives the Fund’s portfolio management more flexibility to hold larger positions in securities than a fund that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.